Income Taxes - Detail of Income (Loss) before Taxes by Geography (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
United States			$ (61.1)	$ (261.2)	$ (252.5)
Foreign			3.9	6.3	5.7
Noncontrolling interests			64.2	46.3	(7.3)
Income (loss) before income taxes	$ (69.4)	$ 4.0	$ 7.0	$ (208.6)	$ (254.1)